Concentrations (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Concentrations (Textual)
Deposits under Securities Investor Protection Corporation	$ 1,000,000	$ 1,000,000
Amount exceeded of deposits under protection by Securities Investor Protection Corporation	$ 4,525,094